CONVERTIBLE NOTES AND WARRANT LIABILITIES - Schedule of Convertible Note and Warrant Liabilities (Details) - USD ($)		6 Months Ended
	Mar. 02, 2026	Jun. 30, 2026
Convertible Note [Member]
CONVERTIBLE NOTES AND WARRANT LIABILITIES - Schedule of Convertible Note and Warrant Liabilities (Details) [Line Items]
Balance		$ 0
As of June 30, 2026 – fair value		1,327,865
Day 1 difference not yet recognized in profit or loss		(1,313,486)
Balance		14,379
Day 1 difference not yet recognized in profit or loss
Balance		0
Deferred on initial recognition, March 2, 2026	$ 7,176,298
Amortization of deferred day-one loss from the redemption of the convertible notes	(5,065,446)
Amortization of deferred day-one loss the settlement of the convertible notes	(344,317)
Amortization against the share capital credit on the conversion of the convertible notes	(453,049)
Amortization of deferred day-one loss on the warrants exercises	0
Balance		1,313,486
Gain on derecognition of warrants repurchased		0
Repurchase of warrant liabilities		0
Issued on March 2, 2026, at fair value	10,573,648
Fair value changes	(2,640,885)
Gain on derecognition of convertible notes on cash settlement	(151,071)
Gain recognised in other comprehensive income – own credit risk	(1,726)
Settlement in cash	(5,784,573)
Converted or exercised into Class A ordinary shares	(667,528)
Warrant Liabilities [Member]
CONVERTIBLE NOTES AND WARRANT LIABILITIES - Schedule of Convertible Note and Warrant Liabilities (Details) [Line Items]
Balance		1,213,340
As of June 30, 2026 – fair value		17,733
Day 1 difference not yet recognized in profit or loss		0
Balance		17,733
Day 1 difference not yet recognized in profit or loss
Balance		0
Deferred on initial recognition, March 2, 2026	4,441,474
Amortization of deferred day-one loss from the redemption of the convertible notes	0
Amortization of deferred day-one loss the settlement of the convertible notes	0
Amortization against the share capital credit on the conversion of the convertible notes	(1,508,856)
Amortization of deferred day-one loss on the warrants exercises	(2,932,618)
Balance		0
Gain on derecognition of warrants repurchased		(355,857)
Repurchase of warrant liabilities		$ (857,143)
Issued on March 2, 2026, at fair value	6,544,124
Fair value changes	(4,303,563)
Gain recognised in other comprehensive income – own credit risk	0
Settlement in cash	0
Converted or exercised into Class A ordinary shares	$ (2,223,168)